Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000102168 | Energy Transfer8335353
Holdings [Line Items]
Percent of Total Investments	15.10%
C000102168 | Enterprise Products Partners8335357
Holdings [Line Items]
Percent of Total Investments	13.70%
C000102168 | MPLX8335367
Holdings [Line Items]
Percent of Total Investments	12.50%
C000102168 | Western Midstream Partners8335385
Holdings [Line Items]
Percent of Total Investments	10.20%
C000102168 | Plains All American Pipeline8335371
Holdings [Line Items]
Percent of Total Investments	9.50%
C000102168 | Sunoco8335379
Holdings [Line Items]
Percent of Total Investments	8.30%
C000102168 | EnLink Midstream8335355
Holdings [Line Items]
Percent of Total Investments	8.30%
C000102168 | Hess Midstream8335363
Holdings [Line Items]
Percent of Total Investments	8.20%
C000102168 | Cheniere Energy Partners8335346
Holdings [Line Items]
Percent of Total Investments	6.00%
C000102168 | Global Partners8335361
Holdings [Line Items]
Percent of Total Investments	4.30%
C000102168 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102168 | Energy
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000124409 | Williams8335437
Holdings [Line Items]
Percent of Total Investments	8.90%
C000124409 | ONEOK8335421
Holdings [Line Items]
Percent of Total Investments	8.90%
C000124409 | Enbridge8335402
Holdings [Line Items]
Percent of Total Investments	8.80%
C000124409 | Kinder Morgan8335412
Holdings [Line Items]
Percent of Total Investments	7.90%
C000124409 | TC Energy8335433
Holdings [Line Items]
Percent of Total Investments	6.60%
C000124409 | Cheniere Energy8335395
Holdings [Line Items]
Percent of Total Investments	6.50%
C000124409 | Energy Transfer8335404
Holdings [Line Items]
Percent of Total Investments	4.90%
C000124409 | Enterprise Products Partners8335408
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124409 | MPLX8335416
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124409 | Plains All American Pipeline8335424
Holdings [Line Items]
Percent of Total Investments	4.60%
C000124409 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124409 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000124409 | Canada
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000124409 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000156499 | Global X Nasdaq 100® Covered Call ETF8335445
Holdings [Line Items]
Percent of Total Investments	20.00%
C000156499 | Global X Emerging Markets Bond ETF8335443
Holdings [Line Items]
Percent of Total Investments	19.60%
C000156499 | Global X U.S. Preferred ETF8335449
Holdings [Line Items]
Percent of Total Investments	19.50%
C000156499 | Global X SuperDividend® REIT ETF8335447
Holdings [Line Items]
Percent of Total Investments	18.90%
C000156499 | Kinder Morgan8335467
Holdings [Line Items]
Percent of Total Investments	1.60%
C000156499 | Williams8335481
Holdings [Line Items]
Percent of Total Investments	1.60%
C000156499 | Energy Transfer8335457
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156499 | Enterprise Products Partners8335459
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156499 | MPLX8335469
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156499 | Spire8335476
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156499 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000156499 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156499 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156499 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000170551 | Apple8335832
Holdings [Line Items]
Percent of Total Investments	6.10%
C000170551 | NVIDIA8335998
Holdings [Line Items]
Percent of Total Investments	5.70%
C000170551 | Microsoft8335978
Holdings [Line Items]
Percent of Total Investments	5.20%
C000170551 | Amazon.com8335821
Holdings [Line Items]
Percent of Total Investments	2.70%
C000170551 | Alphabet8335819
Holdings [Line Items]
Percent of Total Investments	2.60%
C000170551 | Meta Platforms8335972
Holdings [Line Items]
Percent of Total Investments	1.50%
C000170551 | Tesla8336054
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170551 | HubSpot8335929
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170551 | Discover Financial Services8335894
Holdings [Line Items]
Percent of Total Investments	0.60%
C000170551 | Capital One Financial8335859
Holdings [Line Items]
Percent of Total Investments	0.60%
C000170551 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170551 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000170551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000170551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000170551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000170551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000170551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000170551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000191734 | Wells Fargo8336609
Holdings [Line Items]
Percent of Total Investments	3.90%
C000191734 | Bank of America8336298
Holdings [Line Items]
Percent of Total Investments	2.70%
C000191734 | Citigroup Capital XIII8336340
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191734 | Apollo Global Management8336232
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191734 | Albemarle8336222
Holdings [Line Items]
Percent of Total Investments	1.80%
C000191734 | NextEra Energy8336473
Holdings [Line Items]
Percent of Total Investments	1.70%
C000191734 | JPMorgan Chase8336412
Holdings [Line Items]
Percent of Total Investments	1.50%
C000191734 | JPMorgan Chase8336410
Holdings [Line Items]
Percent of Total Investments	1.40%
C000191734 | Wells Fargo8336613
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | JPMorgan Chase8336418
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000191734 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000191734 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191734 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000191734 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000191734 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000191734 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000191734 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191734 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000201047 | Blackstone8336634
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201047 | Cincinnati Financial8336642
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Baker Hughes8336627
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Snap-On8336730
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Cummins8336658
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | BlackRock Funding8336632
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | Fastenal8336674
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | Aflac8336622
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | International Paper8336686
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | Cisco Systems8336644
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000201047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000201047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000201047 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000201047 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203262 | AT&T8336692
Holdings [Line Items]
Percent of Total Investments	1.90%
C000203262 | Verizon Communications8336992
Holdings [Line Items]
Percent of Total Investments	1.90%
C000203262 | T-Mobile US8336961
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | Walmart8336635
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | Republic Services8336935
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Cencora8336729
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Boston Scientific8336712
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Visa8336631
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Berkshire Hathaway8336704
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Marsh & McLennan8336873
Holdings [Line Items]
Percent of Total Investments	1.40%
C000203262 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000203262 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203262 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203262 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203262 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000203262 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203262 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000203262 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000203262 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203262 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203262 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219547 | Goldman Sachs Group8337097
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219547 | Bank of America8337080
Holdings [Line Items]
Percent of Total Investments	4.50%
C000219547 | Morgan Stanley8337110
Holdings [Line Items]
Percent of Total Investments	4.30%
C000219547 | US Bancorp8337136
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219547 | Athene Holding8337065
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219547 | Annaly Capital Management8337053
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219547 | Reinsurance Group of America8337118
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219547 | Goldman Sachs Group8337095
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219547 | Apollo Global Management8337059
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219547 | KeyCorp8337103
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219547 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219547 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219547 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219547 | Financials
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000224228 | Apple8337415
Holdings [Line Items]
Percent of Total Investments	6.80%
C000224228 | NVIDIA8337978
Holdings [Line Items]
Percent of Total Investments	6.30%
C000224228 | Microsoft8337935
Holdings [Line Items]
Percent of Total Investments	6.00%
C000224228 | Amazon.com8337384
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224228 | Meta Platforms8337923
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224228 | Alphabet8337379
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224228 | Tesla8338163
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224228 | Alphabet8337381
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224228 | Broadcom8337490
Holdings [Line Items]
Percent of Total Investments	1.40%
C000224228 | JPMorgan Chase8337850
Holdings [Line Items]
Percent of Total Investments	1.40%
C000224228 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224228 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224228 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224228 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224228 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224228 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224228 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000224228 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000224228 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000224228 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224228 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000224228 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000243154 | U.S. Treasury Bills8338308
Holdings [Line Items]
Percent of Total Investments	8.30%
C000243154 | U.S. Treasury Bills8338304
Holdings [Line Items]
Percent of Total Investments	7.30%
C000243154 | U.S. Treasury Bills8338325
Holdings [Line Items]
Percent of Total Investments	6.20%
C000243154 | U.S. Cash Management Bill8338301
Holdings [Line Items]
Percent of Total Investments	6.20%
C000243154 | U.S. Treasury Bills8338351
Holdings [Line Items]
Percent of Total Investments	6.10%
C000243154 | U.S. Treasury Bills8338327
Holdings [Line Items]
Percent of Total Investments	5.70%
C000243154 | U.S. Treasury Bills8338315
Holdings [Line Items]
Percent of Total Investments	5.60%
C000243154 | U.S. Treasury Bills8338317
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243154 | U.S. Treasury Bills8338339
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243154 | U.S. Treasury Bills8338323
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243154 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000243084 | ConocoPhillips8338460
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243084 | Warner Bros Discovery8338406
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243084 | Bristol-Myers Squibb8338439
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243084 | Altria Group8338424
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243084 | Hewlett Packard Enterprise8338496
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Chevron8338449
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Cencora8338447
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Expedia Group8338480
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Cardinal Health8338443
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | AT&T8338435
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000243084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243084 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000243084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243084 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000252057 | U.S. Treasury Notes8338615
Holdings [Line Items]
Percent of Total Investments	6.10%
C000252057 | U.S. Treasury Notes8338562
Holdings [Line Items]
Percent of Total Investments	5.80%
C000252057 | U.S. Treasury Notes8338611
Holdings [Line Items]
Percent of Total Investments	3.70%
C000252057 | U.S. Treasury Notes8338564
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252057 | U.S. Treasury Notes8338569
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252057 | U.S. Treasury Notes8338621
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252057 | U.S. Treasury Notes8338600
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252057 | U.S. Treasury Notes8338588
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252057 | U.S. Treasury Notes8338631
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252057 | U.S. Treasury Notes8338557
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252057 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000252058 | U.S. Treasury Notes8338670
Holdings [Line Items]
Percent of Total Investments	5.90%
C000252058 | U.S. Treasury Notes8338686
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252058 | U.S. Treasury Notes8338680
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252058 | U.S. Treasury Notes8338676
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252058 | U.S. Treasury Notes8338678
Holdings [Line Items]
Percent of Total Investments	5.00%
C000252058 | U.S. Treasury Notes8338671
Holdings [Line Items]
Percent of Total Investments	5.00%
C000252058 | U.S. Treasury Notes8338657
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252058 | U.S. Treasury Notes8338653
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252058 | U.S. Treasury Notes8338688
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252058 | U.S. Treasury Notes8338682
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252058 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000252059 | U.S. Treasury Bond8338809
Holdings [Line Items]
Percent of Total Investments	4.30%
C000252059 | U.S. Treasury Notes8338697
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252059 | U.S. Treasury Bond8338811
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252059 | U.S. Treasury Bond8338805
Holdings [Line Items]
Percent of Total Investments	2.60%
C000252059 | U.S. Treasury Bond8338818
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252059 | U.S. Treasury Bond8338790
Holdings [Line Items]
Percent of Total Investments	2.20%
C000252059 | U.S. Treasury Notes8338693
Holdings [Line Items]
Percent of Total Investments	2.20%
C000252059 | U.S. Treasury Bond8338739
Holdings [Line Items]
Percent of Total Investments	2.10%
C000252059 | U.S. Treasury Bond8338753
Holdings [Line Items]
Percent of Total Investments	1.90%
C000252059 | U.S. Treasury Bond8338812
Holdings [Line Items]
Percent of Total Investments	1.70%
C000252059 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.00%